                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 1999
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Check here if Amendment [  ]; Amendment Number:
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        This Amendment (Check only one.):  [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Investors, L.P.*
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Address:  Two Copley Place
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          Boston, MA  02116
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Form 13F File Number:   28-06924
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michele May
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Title:    Vice President of Brookside Capital Investors, Inc., the general
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          partner of Brookside Capital Investors, L.P., the general partner of
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          Brookside Capital Partners Fund, L.P.
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Phone:    (617)   572-3000
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Signature, Place, and Date of Signing:

   /s/ Michele May             Boston, MA                   8/15/99
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*The report on Form 13F for the period ended June 30, 1999 for Brookside Capital Investors L.P. (the "BCI-LP") is being filed by Brookside Capital Investors, Inc., the general partner of BCI-L.P., which is the general partner of the Brookside Capital Fund, L.P. Brookside Capital Investors, Inc. is wholly owned by W. Mitt Romney.

Report Type (Check only one.):
[   ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number     Name
     28-06946                 Brookside Capital Investors Fund, L.P.
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     28-06922                 Brookside Capital Investors, Inc.
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Attachment to Form 13F
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The report on Form 13F for the period ended June 30, 1999 for Brookside Capital Investors, L.P. (the "Fund") is being filed by Brookside Capital Investors, Inc., the general partner of Brookside Capital Investors, L.P., which is the general partner of the Fund.